SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 40,786	$ 24,411
Real Estate | Core office
Disclosure of products and services [line items]
Revenue	2,121	2,170
Real Estate | Opportunistic and other
Disclosure of products and services [line items]
Revenue	4,703	4,154
Renewable power | Hydroelectric
Disclosure of products and services [line items]
Revenue	2,183	2,055
Renewable power | Wind energy, solar, storage & other
Disclosure of products and services [line items]
Revenue	605	419
Infrastructure | Utilities
Disclosure of products and services [line items]
Revenue	1,785	825
Infrastructure | Transport
Disclosure of products and services [line items]
Revenue	1,290	892
Infrastructure | Energy
Disclosure of products and services [line items]
Revenue	460	398
Infrastructure | Sustainable resources and other
Disclosure of products and services [line items]
Revenue	324	299
Private Equity | Energy
Disclosure of products and services [line items]
Revenue	280	441
Private Equity | Construction services
Disclosure of products and services [line items]
Revenue	4,650	4,028
Private Equity | Business services
Disclosure of products and services [line items]
Revenue	16,224	2,006
Private Equity | Industrial and other operations
Disclosure of products and services [line items]
Revenue	3,066	3,128
Residential development
Disclosure of products and services [line items]
Revenue	2,447	3,019
Corporate Activities
Disclosure of products and services [line items]
Revenue	$ 362	$ 229